CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands		Ordinary shares [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017		$ 82	$ 42,480	$ (95,261)	$ (52,699)
Balance, shares at Dec. 31, 2017		6,290,244
Loss for the period				(12,620)	(12,620)
Issuance of bonus		$ 66	(66)
Issuance of bonus shares	[1]
Conversion of loans from the Controlling shareholder		$ 160	65,178		65,338
Conversion of loans from the Controlling shareholder, shares		5,444,825
Issuance of shares throught an initial public offering, net of issuance costs		$ 211	78,564		78,775
Issuance of shares throught an initial public offering, net of issuance costs, shares		7,187,500
Exercise of options granted to an employee		$ 1	43		44
Exercise of options granted to an employee, shares		27,399
Share-based compensation			2,708		2,708
Balance at Jun. 30, 2018		$ 520	188,907	(107,881)	81,546
Balance, shares at Jun. 30, 2018		18,949,968
Balance at Dec. 31, 2018		$ 520	190,853	(127,464)	$ 63,909
Balance, shares at Dec. 31, 2018		18,949,968			18,949,968
Loss for the period				(10,654)	$ (10,654)
Share-based compensation			1,487		1,487
Balance at Jun. 30, 2019		$ 520	$ 192,340	$ (138,118)	$ 54,742
Balance, shares at Jun. 30, 2019		18,949,968			18,949,968

[1]	less than $1 thousand